STOCKHOLDERS' EQUITY (Details 6) (Warrants, USD $)	1 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Weighted Average Exercise Price	Jun. 30, 2014 Weighted Average Exercise Price	Dec. 31, 2013 Weighted Average Exercise Price	Dec. 31, 2012 Weighted Average Exercise Price	Dec. 31, 2011 Weighted Average Exercise Price
Number of Warrants
Balance at the beginning of the year (in shares)		26,244,621	16,255,779	35,603,142
Granted (in shares)			13,435,590	24,482,741
Cancelled (in shares)	(3,446,748)		(3,446,748)	(32,430,954)
Exercised (in shares)				(11,399,150)
Balance at the end of the year (in shares)		21,244,621	26,244,621	16,255,779
Warrants exercisable at the end of the period (in shares)		21,244,621	26,244,621
Weighted Average Exercise Price
Balance at the beginning of the year (in dollars per share)						$ 0.45	$ 0.54	$ 2.64
Granted (in dollars per share)							$ 0.40	$ 0.56
Cancelled (in dollars per share)							$ 0.65	$ 2.83
Exercised (in dollars per share)								$ 0.42
Balance at the end of the year (in dollars per share)					$ 0.42	$ 0.42	$ 0.45	$ 0.54	$ 2.64
Warrants exercisable at the end of the period (in dollars per share)					$ 0.42	$ 0.42	$ 0.45
Weighted average fair value of options granted during the year (in dollars per share)							$ 0.17
Weighted Average Remaining Contractual Life
Balance at the beginning of the year					2 years 2 months 5 days		2 years 2 months 19 days	2 years 5 months 1 day	3 years 11 months 8 days
Granted							3 years	4 years 7 months 2 days
Cancelled							7 months 6 days	3 years 10 months 10 days
Exercised								4 years 7 months 20 days
Balance at the end of the year					2 years 2 months 5 days		2 years 2 months 19 days	2 years 5 months 1 day	3 years 11 months 8 days
Warrants exercisable at the end of the year						2 years 2 months 5 days	2 years 2 months 19 days
Stock based compensation
Stock-based compensation expense			$ 0	$ 165,730